OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 160	$ 133
Advances to suppliers	1,117	337
Government institutions	271	479
Guaranty held by customer	566	662
Other	39	131
Other current assets	$ 2,153	$ 1,742